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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6/30/05
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:   25
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA 93923
                 -------------------------------

Form 13F File Number:       28-4792
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California      8/12/05
   -------------------------------    -------------------   -------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

           28-4792              Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         32
                                        --------------------

Form 13F Information Table Value Total:     $ 173,201
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

                     28-4792               Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

                                                                          COLUMN 5
COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4   ------------------   COL. 6     COLUMN 7        COLUMN 8
                                                           VALUE     SHARES/   SH/ PUT/   INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT   PRN CALL   DSCRETN    MANAGERS  SOLE   SHARED   NONE
--------------               --------------    -----      --------   -------   --- ----   -------    --------  ----   ------   ----
Amerigroup Corp.                    COM       03073T102      4221    105000              105000                61600    43400
Andrx Group                         COM       034553107      6788    334225              334225               177300   156925
Aspect Communications               COM       04523Q102      6911    615375              615375               338500   276875
Briggs & Stratton Corporation       COM       109043109      2146     62000               62000                30500    31500
Colonial BancGroup Inc.             COM       195493309      6694    303450              303450               167600   135850
Doral Financial Corporation         COM       25811P100      2305    139391              139391                79725    59666
ElkCorp                             COM       287456107      2850     99825               99825                56550    43275
Epicor Software Corp                COM       29426L108      2330    176500              176500                82850    93650
FTI Consulting                      COM       302941109      9285    444250              444250               234300   209950
Headwaters Inc.                     COM       42210P102      2914     84750               84750                46800    37950
Holly Corporation                   COM       435758305      8466    181400              181400               101150    80250
Humana Inc.                         COM       444859102      4801    120800              120800                63000    57800
Impax Laboratories Inc.             COM       45256B101      2228    141750              141750                77500    64250
Jacobs Engineering Group            COM       469814107      7290    129575              129575                74000    55575
Kirby Corporation                   COM       497266106      8059    178700              178700                86900    91800
Maverick Tube Corp.                 COM       577914104      4237    142200              142200                63800    78400
Mercury General Corp.               COM       589400100      4788     87825               87825                47450    40375
National Oilwell Varco Inc.         COM       637071101      9375    197200              197200                99000    98200
Natural Resource Partnership        MLP       63900P103      2334     40250               40250                 8600    31650
Newfield Exploration                COM       651290108      9540    239150              239150               123600   115550
Nuveen Investments Inc.             CLA       67090F106      8967    238350              238350               138100   100250
Par Pharmaceutical Co.              COM       69888P106      1995     62725               62725                33150    29575
Plantronics Inc.                    COM       727493108      5094    140100              140100                86300    53800
Platinum Underwriters               COM       G7127P100      8293    260625              260625               151200   109425
Premiere Global Services            COM       740585104      9866    873850              873850               447550   426300
Remington Oil & Gas Corp.           COM       759594302      8529    238900              238900               130925   107975

                                                                          COLUMN 5
COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4   ------------------   COL. 6     COLUMN 7        COLUMN 8
                                                           VALUE     SHARES/   SH/ PUT/   INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT   PRN CALL   DSCRETN    MANAGERS  SOLE   SHARED   NONE
--------------               --------------    -----      --------   -------   --- ----   -------    --------  ----   ------   ----
Renaissance RE                      COM       G7496G103      2734     55525               55525                20200    35325
RPC Inc.                            COM       749660106      3874    228974              228974               135450    93524
Tuesday Morning                     COM       899035505      5490    174174              174174                86249    87925
Watson Pharmaceuticals              COM       942683103      4085    138200              138200                96000    42200
West Corporation                    COM       952355105      4554    118600              118600                83400    35200
World Fuel Services Corp.           COM       981475106      2158     92200               92200                50100    42100